Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB INVESTMENTS
Prospectus Date	rr_ProspectusDate	Dec. 16, 2014
Supplement [Text Block]	si_SupplementTextBlock

SCHWAB INVESTMENTS

Schwab Tax-Free Bond FundTM

Schwab California Tax-Free Bond FundTM

(the "Funds")

Supplement dated July 22, 2015 to the

Statutory Prospectus, dated December 16, 2014 and supplemented February 13, 2015 and Statement of Additional Information ("SAI"), dated December 16, 2014,

as supplemented February 13, 2015 and February 27, 2015

This supplement provides new and additional information beyond that contained in the above-referenced Statutory Prospectus and SAI and should be read in conjunction with the above-referenced Statutory Prospectus and SAI.

2. The "Average annual total returns" table under "Performance" on Page 3 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Average annual total returns (%) as of 12/31
	1 year	5 years	10 years
Before Taxes	(1.32%)	5.67%	4.02%
After Taxes on Distributions	(1.32%)	5.40%	3.88%
After Taxes on Distributions and Sale of Shares	0.25%	4.99%	3.84%
Comparative Index (reflects no deduction for expenses or taxes)
S&P National AMT-Free Municipal Bond Index	(3.28%)	5.57%	n/a
Barclays 7-Year Muni Bond Index	(0.97%)	5.06%	4.37%
The "Average annual total returns" table under "Performance" on Page 6 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Average annual total returns (%) as of 12/31
	1 year	5 years	10 years
Before Taxes	(0.94%)	5.19%	3.97%
After Taxes on Distributions	(0.94%)	5.06%	3.89%
After Taxes on Distributions and Sale of Shares	0.54%	4.75%	3.89%
Comparative Index (reflects no deduction for expenses or taxes)
S&P California AMT-Free Municipal Bond Index	(1.85%)	6.16%	n/a
Barclays 7-Year Muni Bond Index	(0.97%)	5.06%	4.37%

Schwab Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	si_SupplementTextBlock

SCHWAB INVESTMENTS

Schwab Tax-Free Bond FundTM

(the "Funds")

Supplement dated July 22, 2015 to the

Statutory Prospectus, dated December 16, 2014 and supplemented February 13, 2015 and Statement of Additional Information ("SAI"), dated December 16, 2014,

as supplemented February 13, 2015 and February 27, 2015

This supplement provides new and additional information beyond that contained in the above-referenced Statutory Prospectus and SAI and should be read in conjunction with the above-referenced Statutory Prospectus and SAI.

2. The "Average annual total returns" table under "Performance" on Page 3 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Average annual total returns (%) as of 12/31
	1 year	5 years	10 years
Before Taxes	(1.32%)	5.67%	4.02%
After Taxes on Distributions	(1.32%)	5.40%	3.88%
After Taxes on Distributions and Sale of Shares	0.25%	4.99%	3.84%
Comparative Index (reflects no deduction for expenses or taxes)
S&P National AMT-Free Municipal Bond Index	(3.28%)	5.57%	n/a
Barclays 7-Year Muni Bond Index	(0.97%)	5.06%	4.37%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12/31
Schwab Tax-Free Bond Fund | Schwab Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 year	rr_AverageAnnualReturnYear01	(1.32%)
5 years	rr_AverageAnnualReturnYear05	5.67%
10 years	rr_AverageAnnualReturnYear10	4.02%
Schwab Tax-Free Bond Fund | After Taxes on Distributions | Schwab Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 year	rr_AverageAnnualReturnYear01	(1.32%)
5 years	rr_AverageAnnualReturnYear05	5.40%
10 years	rr_AverageAnnualReturnYear10	3.88%
Schwab Tax-Free Bond Fund | After Taxes on Distributions and Sale of Shares | Schwab Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Shares
1 year	rr_AverageAnnualReturnYear01	0.25%
5 years	rr_AverageAnnualReturnYear05	4.99%
10 years	rr_AverageAnnualReturnYear10	3.84%
Schwab Tax-Free Bond Fund | Comparative Index (reflects no deduction for expenses or taxes) S&P National AMT-Free Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Index (reflects no deduction for expenses or taxes) S&P National AMT-Free Municipal Bond Index
1 year	rr_AverageAnnualReturnYear01	(3.28%)
5 years	rr_AverageAnnualReturnYear05	5.57%
10 years	rr_AverageAnnualReturnYear10
Schwab Tax-Free Bond Fund | Comparative Index (reflects no deduction for expenses or taxes) Barclays 7-Year Muni Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Index (reflects no deduction for expenses or taxes) Barclays 7-Year Muni Bond Index
1 year	rr_AverageAnnualReturnYear01	(0.97%)
5 years	rr_AverageAnnualReturnYear05	5.06%
10 years	rr_AverageAnnualReturnYear10	4.37%
Schwab California Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	si_SupplementTextBlock

SCHWAB INVESTMENTS

Schwab California Tax-Free Bond FundTM

(the "Funds")

Supplement dated July 22, 2015 to the

Statutory Prospectus, dated December 16, 2014 and supplemented February 13, 2015 and Statement of Additional Information ("SAI"), dated December 16, 2014,

as supplemented February 13, 2015 and February 27, 2015

This supplement provides new and additional information beyond that contained in the above-referenced Statutory Prospectus and SAI and should be read in conjunction with the above-referenced Statutory Prospectus and SAI.

The "Average annual total returns" table under "Performance" on Page 6 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Average annual total returns (%) as of 12/31
	1 year	5 years	10 years
Before Taxes	(0.94%)	5.19%	3.97%
After Taxes on Distributions	(0.94%)	5.06%	3.89%
After Taxes on Distributions and Sale of Shares	0.54%	4.75%	3.89%
Comparative Index (reflects no deduction for expenses or taxes)
S&P California AMT-Free Municipal Bond Index	(1.85%)	6.16%	n/a
Barclays 7-Year Muni Bond Index	(0.97%)	5.06%	4.37%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12/31
Schwab California Tax-Free Bond Fund | Schwab California Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 year	rr_AverageAnnualReturnYear01	(0.94%)
5 years	rr_AverageAnnualReturnYear05	5.19%
10 years	rr_AverageAnnualReturnYear10	3.97%
Schwab California Tax-Free Bond Fund | After Taxes on Distributions | Schwab California Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 year	rr_AverageAnnualReturnYear01	(0.94%)
5 years	rr_AverageAnnualReturnYear05	5.06%
10 years	rr_AverageAnnualReturnYear10	3.89%
Schwab California Tax-Free Bond Fund | After Taxes on Distributions and Sale of Shares | Schwab California Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Shares
1 year	rr_AverageAnnualReturnYear01	0.54%
5 years	rr_AverageAnnualReturnYear05	4.75%
10 years	rr_AverageAnnualReturnYear10	3.89%
Schwab California Tax-Free Bond Fund | Comparative Index (reflects no deduction for expenses or taxes) S&P California AMT-Free Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Index (reflects no deduction for expenses or taxes) S&P California AMT-Free Municipal Bond Index
1 year	rr_AverageAnnualReturnYear01	(1.85%)
5 years	rr_AverageAnnualReturnYear05	6.16%
10 years	rr_AverageAnnualReturnYear10
Schwab California Tax-Free Bond Fund | Comparative Index (reflects no deduction for expenses or taxes) Barclays 7-Year Muni Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Index (reflects no deduction for expenses or taxes) Barclays 7-Year Muni Bond Index
1 year	rr_AverageAnnualReturnYear01	(0.97%)
5 years	rr_AverageAnnualReturnYear05	5.06%
10 years	rr_AverageAnnualReturnYear10	4.37%